Deferred Taxation - Schedule of Detailed Components of Net Deferred Taxation Liability (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Liabilities
Liabilities	$ 1,048.7	$ 1,069.2
Assets
Assets	(808.4)	(809.3)
– Unrealised loss on financial instruments	0.0	(7.4)
Net deferred taxation liabilities	240.3	259.9
Included in the statement of financial position as follows:
Deferred taxation assets	(260.6)	(240.0)
Deferred taxation liabilities	500.9	499.9
Net deferred taxation liabilities	240.3	259.9
Balance at beginning of the year	259.9	168.1
Recognised in profit or loss	(27.2)	66.0
Recognised in OCI	(2.0)	1.2
Translation adjustment	9.6	24.6
Balance at end of the year	240.3	259.9
– Mining assets
Liabilities
Liabilities	899.9	893.2
– Right-of-use assets
Liabilities
Liabilities	124.6	134.0
– Investment in environmental trust funds
Liabilities
Liabilities	4.1	4.0
– Inventories
Liabilities
Liabilities	14.7	16.4
– Unremitted earnings
Liabilities
Liabilities	0.0	12.6
– Other
Liabilities
Liabilities	5.4	9.0
– Provisions
Assets
Assets	(131.2)	(131.9)
- Tax losses
Assets
Assets	(49.7)	(61.8)
- Unredeemed capital expenditure
Assets
Assets	(499.2)	(477.3)
– Lease liabilities
Assets
Assets	$ (128.3)	$ (130.9)